Condensed Consolidated Balance Sheet (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Balance Sheet
Accumulated amortization on intangible assets	$ 85,078	$ 28,658	$ 0
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares Issued	6,887,971	6,890,281	5,943,750
Common Stock, Shares Outstanding	6,887,971	6,890,281	5,943,750